Schedule of Investments
February 28, 2021 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.79%

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.64%
Carter's, Inc.(2)	3,300	275,451

Biological Products (No Diagnostic Substances) - 4.16%
Amgen, Inc.	2,020	454,338
Gilead Sciences, Inc.	4,000	245,600

		699,938

BioTech & Pharma - 0.49%
Sanofi SA (2)	1,800	82,602

Computer & Office Equipment - 2.57%
HP, Inc.	14,920	432,232

Crude Petroleum & Natural Gas - 2.10%
Royal Dutch Shell PLC Class B	8,600	352,858

Fire, Marine & Casualty Insurance - 2.54%
Allstate Corp.	4,005	426,933

Footwear (No Rubber) - 2.35%
Steven Madden Ltd.	10,700	395,793

Household Furniture - 1.29%
Kimball International, Inc. Class B	16,800	217,392

Leather & Leather Products- 0.95%
Tapestry, Inc. (2)	3,800	160,132

Life Insurance - 1.52%
Reinsurance Group of America, Inc.	2,090	255,461

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.55%
Kontoor Brands, Inc.	2,200	92,950

Motor Vehicle Parts & Accessories - 3.88%
Gentex Corp.	10,420	368,660
Magna International, Inc. Class A	3,370	283,754

		652,414

National Commercial Banks - 4.13%
Bank of America Corp.	5,470	189,864
Capital One Financial Corp.	3,160	379,800
Regions Financial Corp.	6,050	124,811

		694,475

Office Furniture - 2.97%
Herman Miller, Inc.	13,050	500,533

Petroleum Refining - 3.21%
Valero Energy Corp.	7,030	541,169

Pharmaceutical Preparations - 10.41%
Bristol Myers Squibb Co.	6,340	388,832
Endo International PLC (2)	3,614	28,659
Glaxosmithkline PLC ADR	13,180	442,980
Prestige Consumer Healthcare, Inc. (2)	12,820	534,722
Roche Holding AG ADR (2)	8,680	356,748

		1,751,941

Retail-Catalog & Mail-Order Houses - 1.14%
Amazon.com, Inc. (2)	62	191,762

Retail-Furniture Stores - 0.67%
Haverty Furniture Companies, Inc.	3,100	112,127

Retail-Shoe Stores - 1.33%
Genesco, Inc. (2)	5,000	224,700

Security Brokers, Dealers & Flotation Companies - 3.68%
Charles Schwab Corp.	10,040	619,669

Semiconductors & Related Devices - 2.73%
Intel Corp.	7,550	458,889

Services-Business Services, NEC - 1.55%
Ebay, Inc.	4,640	261,789

Services-Computer Processing & Data Preparation - 2.24%
Perspecta, Inc.	12,920	377,264

Services-Computer Programming Services - 2.80%
Amdocs Ltd.	6,220	471,538

Services-Computer Programming, Data Processing, Etc. - 7.58%
Alphabet, Inc. Class A (2)	343	693,515
Alphabet, Inc. Class C (2)	136	277,013
Facebook, Inc. Class A (2)	1,185	305,280

		1,275,808

Services-Help Supply Services - 2.31%
Barrett Business Services, Inc.	5,465	389,108

Ship & Boat Building & Repairing - 1.36%
Huntington Ingalls Industries, Inc.	1,300	228,683

State Commercial Banks - 8.46%
Atlantic Union Bankshares Corp.	12,833	471,356
Bank of New York Mellon Corp.	13,730	578,857
Pacific Premier Bancorp, Inc.	9,300	374,790

		1,425,003

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.20%
Amerisourcebergen Corp.	4,540	459,539
McKesson Corp.	2,450	415,324

		874,863

Total Common Stock	(Cost $ 11,230,432)	14,443,477

Money Market Fund - 14.14%

First American Government Obligations Fund Class X, 0.06%	2,380,120	2,380,120

Total Money Market Fund	(Cost $ 2,380,126)	2,380,120

Total Investments - 99.93%	(Cost $ 13,610,552)	16,823,597

Other Assets in Excess of Liabilities (0.07%)		11,895

Total Net Assets - 100.00%		16,835,492

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,823,597	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,823,597	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 28, 2021.